UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 131.7%	Albany, New York, IDA, Civic Facility Revenue Bonds (New
	Covenant Charter School Project), Series A, 7%, 5/01/25	$200	$137,498
	Albany, New York, IDA, Civic Facility Revenue Bonds (New
	Covenant Charter School Project), Series A, 7%, 5/01/35	130	84,977
	Dutchess County, New York, IDA, Civic Facility Revenue Bonds
	(Vassar College Project), 5.35%, 8/01/11 (a)	1,000	1,096,010
	Dutchess County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	500	359,350
	Essex County, New York, IDA, Environmental Improvement
	Revenue Bonds (International Paper Company Project), AMT,
	Series A, 6.625%, 9/01/32	100	71,917
	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center Project),
	5%, 12/01/27	150	94,963
	Hudson Yards Infrastructure Corporation, New York, Revenue
	Bonds, Series A, 4.50%, 2/15/47 (b)	1,000	706,360
	Hudson Yards Infrastructure Corporation, New York, Revenue
	Bonds, Series A, 5%, 2/15/47 (c)	500	382,265
	Metropolitan Transportation Authority, New York, Revenue
	Bonds, Series C, 6.50%, 11/15/28	500	520,050
	Metropolitan Transportation Authority, New York, Revenue
	Refunding Bonds, Series A, 5.125%, 11/15/31	3,000	2,637,720
	New York City, New York, City Health and Hospital
	Corporation, Health System Revenue Bonds,
	Series A, 5.375%, 2/15/26	1,100	984,335
	New York City, New York, City Housing Development
	Corporation, M/F Housing Revenue Bonds, AMT, Series A,
	5.50%, 11/01/34	2,500	2,049,025
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/39 (d)	250	187,815
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Queens Baseball Stadium Project), 5%, 1/01/46 (d)	150	109,260
	New York City, New York, City IDA, PILOT Revenue Bonds
	(Yankee Stadium Project), 5%, 3/01/46 (c)	500	361,510
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport),
	AMT, 7.625%, 8/01/25	750	526,987

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	TFABS	Tobacco Flexible Amortization Bonds
IDR	Industrial Development Revenue Bonds

BlackRock New York Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, Special Facility Revenue
Bonds (Continental Airlines, Inc. Project), AMT,
7.75%, 8/01/31	$1,000	$686,610
New York City, New York, City Municipal Water Finance
Authority, Second General Resolution, Water and Sewer System
Revenue Bonds, Series AA, 4.50%, 6/15/37 (b)	250	200,377
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series A,
5.25%, 6/15/11 (a)(c)	2,500	2,700,450
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series A,
4.25%, 6/15/33	250	195,285
New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, Series A,
5.75%, 6/15/40	100	100,310
New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Refunding Bonds,
Series S-1, 4.50%, 1/15/38	250	191,775
New York City, New York, GO, Series D, 5.375%, 6/01/32	2,040	1,899,832
New York City, New York, IDA, Civic Facility Revenue Bonds
(Lycee Francais de New York Project), Series A,
5.50%, 6/01/15 (e)	250	239,865
New York Convention Center Development Corporation,
New York, Revenue Bonds (Hotel Unit Fee Secured),
5%, 11/15/44 (d)	1,000	812,440
New York Counties Tobacco Trust III, Tobacco Settlement Pass-
Through Bonds, 6%, 6/01/43	1,445	1,166,158
New York Liberty Development Corporation Revenue Bonds
(National Sports Museum Project), Series A,
6.125%, 2/15/19 (f)(g)	385	45,969
New York State Dormitory Authority, Consolidated Fourth
General Resolution Revenue Bonds (City University System),
Series A, 5.25%, 7/01/11 (a)	2,215	2,395,899
New York State Dormitory Authority, Non-State Supported
Debt, Lease Revenue Bonds (Municipal Health Facilities
Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	500	427,805
New York State Dormitory Authority, Non-State Supported
Debt Revenue Bonds (Manhattan College), Series B,
5.30%, 7/01/37 (h)	200	160,068
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (New York University Hospitals Center), Series
B, 5.625%, 7/01/37	260	184,933
New York State Dormitory Authority, Non-State Supported Debt
Revenue Bonds (Rochester Institute of Technology), Series A,
6%, 7/01/33	325	317,632
New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Mount Sinai School of
Medicine of New York University), 5%, 7/01/35 (b)	150	126,513

BlackRock New York Municipal Bond Trust

Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (School Districts Financing
	Program), Series B, 5%, 4/01/36 (i)	$500	$446,070
	New York State Dormitory Authority Revenue Bonds (Iona
	College), 5.125%, 7/01/32 (j)	2,500	2,018,675
	New York State Dormitory Authority Revenue Bonds (Willow
	Towers, Inc. Project), 5.40%, 2/01/34 (k)	2,500	2,370,775
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.75%, 3/15/36	300	302,757
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.25%, 3/15/38	250	236,080
	New York State Dormitory Authority, State Supported
	Debt Revenue Bonds (Mental Health Services
	Facilities), Series B, 5%, 2/15/33 (i)	350	312,532
	New York State Environmental Facilities Corporation, State
	Clean Water and Drinking Revenue Refunding Bonds (New York
	City Water Project), Series D, 5.125%, 6/15/31	2,750	2,638,158
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A, 5.25%, 3/15/12 (a)	5,000	5,490,850
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series B, 5%, 3/15/37	1,000	917,870
	Port Authority of New York and New Jersey, Consolidated
	Revenue Bonds, AMT, 126th Series, 5.25%, 5/15/37 (b)(c)	2,750	2,204,923
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project),
	AMT, 9.125%, 12/01/15	2,340	2,343,159
	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds
	(Rensselaer Polytechnic Institute), 5%, 3/01/36	1,000	856,990
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds
	(The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	200	146,736
	Suffolk County, New York, IDA, Continuing Care and
	Retirement, Revenue Refunding Bonds (Jeffersons Ferry
	Project), 5%, 11/01/28	260	183,513
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson),
	AMT, 5.25%, 6/01/27	500	385,085
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (a)	2,000	2,237,020
			45,253,156
Multi-State - 8.0%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (l)(m)	2,500	2,746,975
Guam - 0.4%	Guam Economic Development and Commerce Authority,
	Tobacco Settlement Asset-Backed Revenue Refunding Bonds,
	5.625%, 6/01/47	200	140,894
Puerto Rico - 16.5%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	357,535
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (a)	750	812,618

BlackRock New York Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax and Capital Appreciation Revenue Bonds, Series A,
	4.34%, 7/01/37 (d)(n)	$2,000	$238,940
	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Special Tax and Capital Appreciation Revenue Bonds, Series A,
	5.009%, 7/01/44 (d)(n)	2,000	141,500
	Puerto Rico Commonwealth, Public Improvement, GO, Series A,
	5.125%, 7/01/31	1,825	1,395,340
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (a)	1,980	2,141,786
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.25%, 7/01/27	720	585,533
			5,673,252
	Total Municipal Bonds - 156.6%		53,814,277
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (o)
New York - 6.3%	New York State Mortgage Agency Revenue Bonds,
	AMT, Series 101, 5.40%, 4/01/32	2,639	2,174,473
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 6.3%	2,639	2,174,473
	Total Long-Term Investments
	(Cost - $60,955,741) -162.9%		55,988,750
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.69% (p)(q)	1,133,671	1,133,671
	Total Short-Term Securities
	(Cost - $1,133,671) - 3.3%		1,133,671
	Total Investments (Cost - $62,089,412*) - 166.2%		57,122,421
	Other Assets Less Liabilities - 2.8%		965,688
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (3.8)%		(1,323,047)
	Preferred Shares, at Redemption Value - (65.2)%		(22,405,560)
	Net Assets Applicable to Common Shares - 100.0%		$34,359,502

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$60,678,682
Gross unrealized appreciation	$1,901,199
Gross unrealized depreciation	(6,776,203)
Net unrealized depreciation	$(4,875,004)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	MBIA Insured.

(c)	FGIC Insured.

(d)	AMBAC Insured.

(e)	ACA Insured.

(f)	Non-income producing security.

BlackRock New York Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Radian Insured.

(i)	FSA Insured.

(j)	XL Capital Insured.

(k)	GNMA Collateralized.

(l)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(m)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(n)	Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(p)	Represents the current yield as of report date.

(q)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	5,077	$268

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$1,133,671
Level 2	55,988,750
Level 3	-
Total	$57,122,421

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: January 20, 2009